Employee Benefit Plans - Schedule of Future Contributions Payable (Details) - USD ($)	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year							$ 263,000
France
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 420,000	$ 52,000	$ 23,000	$ 7,000	$ 28,000	$ 25,000
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 2,757,000	$ 498,000	$ 504,000	$ 1,986,000	$ 410,000	$ 1,862,000